Concentrations of Risk (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Customer Concentration Risk
Summary of Concentrations of Risk

Customers with revenue equal to or greater than 10% of total revenue for the three and six months ended June 30, 2016 and 2015 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
A	32%	32%	38%	29%
B	27%	26%	24%	29%
C	10%	11%	11%	12%

Customers that accounted for equal to or greater than 10% of accounts receivable at June 30, 2016 and 2015 were as follows:

	June 30, 2016	December 31, 2015
A	21%	21%
B	29%	*
C	11%	24%
D	*	10%

*	Less than 10% of accounts receivable at the date indicated

Customers with revenue equal to or greater than 10% of total revenue for the years ended December 31, 2015 and 2014 were as follows:

	Year Ended December 31,
	2015	2014
A	28%	35%
B	22%	23%
C	13%	*

*	Less than 10% of total revenue in the period indicated

Customers that accounted for equal to or greater than 10% of accounts receivable at December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014
A	21%	21%
C	24%	14%
D	10%	*

*	Less than 10% of accounts receivable at the date indicated

Supplier Concentration Risk
Summary of Concentrations of Risk

Supplier Concentration

The Company purchases a substantial portion of its inventory from contract manufacturers located in the United States, Canada and Thailand. For the three and six months ended June 30, 2016 and 2015, total inventory purchased from each of the contract manufacturers was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
X	46%	24%	44%	38%
Y	22%	—	16%	—
Z	20%	58%	20%	45%